2. Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation
(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation(previously FASB Interpretation No. 46 (R), “Consolidation of Variable Interest Entities”) , are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$14,204 and US$3,581, as of December 31, 2012 and US$15,564 and US$3,504, as of December 31, 2011, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2012 were US$275,232 (2011: losses of US$244,024 and 2010: losses of US$112,637), including taxes of US$1,262 (2011: US$2,222 and 2010: US$3,826). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

Subsidiaries and affiliates
(b)

Subsidiaries and affiliates

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

Revenue Recognition
(c)

Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, (previously Statement of Position (“SOP”) 81-1, “Accounting for Performance of Construction-Type and Certain Production-Type Contracts”). This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

Research and Development Costs
(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$930,000, US$200,000 and US$24,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Advertising and promotional expenses
(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$21,000, US$61,000 and US$63,000 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Taxation
(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, (previously Statement of Financial Accounting Standards (“SFAS”) No. 109: “Accounting for Income Taxes”), under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

Cash equivalents
(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

Restricted cash
(h)

Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers. The amount is expected to be released within one year after the balance sheet date.

Receivables
(i)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories
(j)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant, and Equipment
(k)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Impairment
(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, (previously SFAS No. 144: “Accounting for Impairment or Disposal of Long-Lived Assets”) which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

Operating leases
(m)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

Goodwill
(n)

Goodwill

The Group has adopted FASB ASC Subtopic 350-10, Intangibles – Goodwill and Other (previously SFAS No.142: “Goodwill and other intangible assets”) which requires the performance of an impairment test on an annual basis.

Foreign Currency Translation
(o)

Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

Derivative Instruments and Hedging
(p)

Derivative Instruments and Hedging Activities

FASB ASC Subtopic 815-10, Derivates and Hedging, (previously SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), as amended by SFAS No. 137, “Accounting for Derivative Instruments and Hedging Activities – Deferral of the Effective Date of FASB Statement No. 133 – an amendment of FASB Statement No. 133”, and SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities – an amendment of FASB Statement No. 133”, as well as the interpretations of the Derivatives Implementation Group (“DIG”), are applied as amended by SFAS No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities”). ASC 815-10 contains accounting and reporting standards for hedging accounting and for derivative financial instruments, including certain derivative financial instruments embedded in other contracts.

ASC 815-10 requires that all derivatives be recognised as either assets or liabilities in the consolidated balance sheet and measured at fair value. Depending on the documented designation of a derivative instrument, any change in fair value is recognised either in net income or shareholders’ equity (as a component of accumulated other comprehensive income).

Fair values of derivative instruments are classified as operating assets or liabilities. Changes in fair value of derivative instruments affecting income are classified as other operating income or expenses. Please see note 18 for additional information regarding the Company’s use of derivative instruments.

Comprehensive Income
(q)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, (previously SFAS No. 130: “Reporting Comprehensive Income,”) which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

Ordinary share
(r)

Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Earnings per share (EPS)
(s)

Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, (previously SFAS No. 128 “Earnings Per Share”), by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-Based Compensation
(t)

Stock-based Compensation

The Group adopted the provisions of FASB ASC Subtopic 718-10, Compensation – Stock Compensation), (previously SFAS No. 123 (revised 2004) (SFAS No. 123(R)), Share-Based Payment) which requires the Group to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

Use of Estimates
(u)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

Related parties
(v)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Segment Information
(w)

Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting, (previously SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”). The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Recent Accounting Updates Pronouncements
(x)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04. The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework. Thus, there are few differences between the ASU and its international counterpart, IFRS 13. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company. .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08. The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

ZHEJIANG
Consolidation
(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries and affiliates
(b)	Subsidiaries A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Revenue Recognition
(c)

Revenue Recognition

The Group’s main source of revenue is the construction and installation services of environmental protection equipment for flue gas desulphurization, dust removal and flue gas denitration. Revenues are recorded under the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition — Construction-Type and Production-Type Contracts. This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

Research and Development Costs
(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB14,890,000, RMB11,560,000 and RMB6,182,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Advertising and promotional expenses
(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB26,000, RMB128,000 and RMB9,700 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Taxation
(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC-740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

Cash equivalents
(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

Receivables
(h)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

According to construction contracts signed with the customers, an amount ranged from 5%-20% of contract sum will only be receivable one year after the final inspection report issued by relevant department of Ministry of Environmental Protection. As of December 31, 2012, accounts receivable in more than one year amounted to RMB12,719,000 (2011:RMBNil and 2010: RMB 71,634,000).

Inventories
(i)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant, and Equipment
(j)

Property, Plant and Equipment and Land Use Right

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government.  The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time.  Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right Office premises Leasehold improvements Plant and machineries Furniture, fixtures and office equipment Motor vehicles	Over terms of the leases 47-50 years over terms of the leases or the useful lives whichever is less 5 to 10 years 5 years 5 years

Intangible Assets
(k)

Intangible Assets

The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

Impairment
(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

Government grant income
(m)

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

Operating leases
(n)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

Foreign Currency Translation
(o)

Foreign Currency Translation

The Group maintains its books and records in Chinese Renminbi (“functional currency”). Foreign currency transactions during the year are translated into the functional currency at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur.

Comprehensive Income
(p)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income, in the consolidated statement of changes in shareholders’ equity.

Ordinary share
(q)

Share capital

Paid in capital refers to the registered capital paid-up by the shareholders’ of the Company. The paid-in capital is RMB52,174,000 at the year ended December 31, 2010.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares of 60,000,000 shares of RMB1 by converting the registered capital and part of the retained earnings. The remaining balance of the retained earnings were reclassified as capital reserve.

On September 12, 2011, 1,200,000 shares of RMB1 were issued at RMB5 per shares.

At the year end of December 31, 2012 and 2011, there were 61,200,000 shares were issued.

Use of Estimates
(r)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

Related parties
(s)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Accounting Updates Pronouncements
(t)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04.  The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework.  Thus, there are few differences between the ASU and its international counterpart, IFRS 13.  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements.  The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that must be reported in other comprehensive income.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company.   .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08.  The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.